RELATED PARTIES - Related parties (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Associate of Elbrus Capital
Disclosure of transactions between related parties [line items]
Purchases from related parties	₽ 4	₽ 3	₽ 4